INCOME TAXES (BENEFIT) (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income (loss) from operations before income taxes:
Domestic	¥ 502,845	¥ (315,434)	¥ 993,179
Foreign	(44,548)	(233,769)	57,216
Income (loss) before income taxes	458,297	(549,203)	1,050,395
Income taxes- (benefit)-current
Domestic	82,915	20,325	267,982
Foreign	(44)	2,974	29,417
Total	82,871	23,299	297,399
Income taxes (benefit)-deferred
Domestic	132,995	(93,394)	142,028
Foreign	22,228	(35,556)	10,457
Total	155,223	(128,950)	152,484
Income tax expenses (benefits) attributable to operations	238,094	(105,651)	449,884
Income tax expenses (benefit) attributable to other comprehensive income	50,902	753	890
Deferred Tax Asset
Impairment loss on investments in securities	40,271	44,381
Depreciation and amortization	16,160	4,845
Accrued municipal governments tax	10,602	2,001
Research and development cost for internal use software		549
Deferred revenue	1,843	4,803
Accrued bonus	45,937	30,738
Accrued vacation	18,077	18,057
Asset retirement obligations	15,537	15,805
Operating loss carryforwards	48,629	215,825
Share-based compensation expense	14,547	14,776
Acquisition related cost	28,396
Research and development tax credit		16,262
Others	30,227	10,013
Total	270,226	378,055
Valuation allowance	(88,870)	(57,324)	¥ (22,856)	¥ (801)
Total	181,356	320,731
Deferred Tax Liability
Depreciation and amortization	41,904	49,039
Prepaid expenses	18,170
Unrealized gain on available-for-sale securities	97,769	47,720
Others	23,431	21,269
Total	¥ 181,274	¥ 118,028